Note 15 - Segment Disclosures (Details) - Reconciliation of Total Segment Operating Income to Net Income before Income Tax Expense (USD $) In Thousands, unless otherwise specified	3 Months Ended									10 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 102,157	$ 111,016	$ 93,722	$ 97,523	$ 117,640		$ 116,980	$ 9,176	$ 5,337	$ 619		$ 404,418	$ 249,133	[1]	$ 619
Costs of services										309		355,355	213,690	[1]	309
Gross margin	12,059	13,281	12,303	11,420	13,652		14,311	3,725	3,755	310		49,063	35,443	[1]	310
General and administrative expense										2,056		21,321	12,467	[1]	2,056
Impairments										0	[1]	32,546	4,131	[1]
Depreciation, amortization and accretion												6,345	5,164		99
Operating (loss) income										(1,845)		(11,149)	13,681	[1]	(1,845)
Interest expense, net												3,208	4,000	[1]
Offering costs												446	1,376	[1]
Other expense, net												(92)	(37)	[1]
Net income (loss) before income tax expense										(1,845)		(14,711)	19,592	[1]
Total Assets	189,842				240,590	[1]						189,842	240,590	[1]
Year ended December 31, 2013
Gain on reversal of contingent consideration								(11,250)		0	[1]	0	(11,250)	[1]
Predecessor [Member] | Water and Environmental Services [Member]
Segment Reporting Information [Line Items]
Revenue															12,203
Costs of services															3,662
Gross margin															8,541
General and administrative expense															477
Depreciation, amortization and accretion															1,398
Operating (loss) income															6,666
Predecessor [Member] | Pipeline Inspection and Integrity Services [Member]
Segment Reporting Information [Line Items]
Revenue															0
Costs of services															0
Gross margin															0
General and administrative expense															0
Depreciation, amortization and accretion															0
Operating (loss) income															0
Predecessor [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenue															0
Costs of services															0
Gross margin															0
General and administrative expense															0
Depreciation, amortization and accretion															0
Operating (loss) income															0
Predecessor [Member]
Segment Reporting Information [Line Items]
Revenue															12,203
Costs of services															3,662
Gross margin															8,541
General and administrative expense															477
Impairments															0
Depreciation, amortization and accretion															1,398
Operating (loss) income															6,666
Interest expense, net															111
Other expense, net															(40)
Net income (loss) before income tax expense															6,595
Year ended December 31, 2013
Gain on reversal of contingent consideration															0
Water and Environmental Services [Member]
Segment Reporting Information [Line Items]
Revenue												22,416	22,232		619
Costs of services												8,617	7,347		309
Gross margin												13,799	14,885		310
General and administrative expense												3,090	3,292		(4)
Impairments												32,546	3,429
Depreciation, amortization and accretion												3,806	3,837		99
Operating (loss) income												(25,643)	4,327		215
Total Assets	50,296				81,403					79,990		50,296	81,403		79,990
Pipeline Inspection and Integrity Services [Member]
Segment Reporting Information [Line Items]
Revenue												382,002	226,901		0
Costs of services												346,738	206,343		0
Gross margin												35,264	20,558		0
General and administrative expense												17,734	9,175		0
Impairments												0	702
Depreciation, amortization and accretion												2,539	1,327		0
Operating (loss) income												14,991	9,354		0
Total Assets	136,224				154,352					0		136,224	154,352		0
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenue													0		0
Costs of services												0	0		0
Gross margin												0	0		0
General and administrative expense												497	0		2,060
Impairments												0	0
Depreciation, amortization and accretion												0	0		0
Operating (loss) income												(497)	0		(2,060)
Total Assets	$ 3,322				$ 4,835					$ 0		$ 3,322	$ 4,835		$ 0

[1]	Recast - Note 2